UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
4/30/15 (Unaudited)

COMMON STOCKS (95.0%)(a)
			Shares	Value

Aerospace and defense (2.9%)

Airbus Group NV (France)			321,320	$22,313,178

Bombardier, Inc. Class B (Canada)			6,067,859	12,271,509

Honeywell International, Inc.			360,500	36,381,660

Northrop Grumman Corp.			76,400	11,768,656

Raytheon Co.			275,400	28,641,600

United Technologies Corp.			123,600	14,059,500

				125,436,103
Airlines (2.6%)

American Airlines Group, Inc.			1,029,200	49,694,922

Spirit Airlines, Inc.(NON)			913,700	62,561,039

				112,255,961
Auto components (0.1%)

Goodyear Tire & Rubber Co. (The)			82,896	2,351,345

				2,351,345
Automobiles (1.8%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)(S)			1,051,876	15,515,171

Tesla Motors, Inc.(NON)(S)			117,900	26,651,295

Yamaha Motor Co., Ltd. (Japan)			1,495,200	35,113,204

				77,279,670
Banks (1.9%)

Bank of America Corp.			2,207,519	35,165,778

Citigroup, Inc.			247,600	13,202,032

JPMorgan Chase & Co.			448,336	28,361,735

Wells Fargo & Co.			121,100	6,672,610

				83,402,155
Biotechnology (9.2%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			262,642	6,109,053

AMAG Pharmaceuticals, Inc.(NON)(S)			832,207	42,417,591

ARIAD Pharmaceuticals, Inc.(NON)(S)			1,835,268	15,911,774

Biogen, Inc.(NON)			201,400	75,309,502

Celgene Corp.(NON)			926,000	100,063,560

Gilead Sciences, Inc.(NON)			1,215,328	122,152,617

PTC Therapeutics, Inc.(NON)(S)			279,696	16,432,140

United Therapeutics Corp.(NON)			68,958	11,011,903

Vertex Pharmaceuticals, Inc.(NON)			34,800	4,290,144

				393,698,284
Building products (0.5%)

Fortune Brands Home & Security, Inc.			519,900	23,187,540

				23,187,540
Capital markets (2.4%)

Charles Schwab Corp. (The)			555,600	16,945,800

Goldman Sachs Group, Inc. (The)			81,400	15,988,588

KKR & Co. LP			2,166,600	48,770,166

Morgan Stanley			570,200	21,274,162

				102,978,716
Chemicals (2.0%)

CF Industries Holdings, Inc.			45,200	12,993,644

Monsanto Co.			277,200	31,589,712

Sherwin-Williams Co. (The)			77,200	21,461,600

Tronox, Ltd. Class A			888,729	18,618,873

				84,663,829
Commercial services and supplies (0.5%)

Tyco International PLC			564,600	22,233,948

				22,233,948
Communications equipment (0.5%)

Cisco Systems, Inc.			295,600	8,522,148

QUALCOMM, Inc.			170,009	11,560,612

				20,082,760
Consumer finance (0.3%)

Discover Financial Services			214,500	12,434,565

				12,434,565
Diversified consumer services (0.3%)

ITT Educational Services, Inc.(NON)(S)(AFF)			2,140,359	11,301,096

				11,301,096
Diversified financial services (0.2%)

Challenger, Ltd. (Australia)			1,582,473	8,813,824

				8,813,824
Electric utilities (0.3%)

Exelon Corp.			378,300	12,869,766

				12,869,766
Electrical equipment (0.1%)

Jiangnan Group, Ltd. (China)			1,664,000	533,574

SolarCity Corp.(NON)(S)			77,300	4,641,865

				5,175,439
Electronic equipment, instruments, and components (0.2%)

Japan Display, Inc. (Japan)(NON)			2,478,800	10,220,736

				10,220,736
Energy equipment and services (1.7%)

Baker Hughes, Inc.			588,500	40,288,710

Ezion Holdings, Ltd. (Singapore)(S)			11,911,100	10,778,150

Halliburton Co.			475,879	23,294,277

				74,361,137
Food products (0.8%)

Keurig Green Mountain, Inc.			242,600	28,231,362

WH Group, Ltd. 144A (Hong Kong)(NON)			6,456,500	4,506,241

				32,737,603
Health-care equipment and supplies (1.1%)

Becton Dickinson and Co.			60,800	8,564,896

Boston Scientific Corp.(NON)			1,099,400	19,591,308

C.R. Bard, Inc.			114,700	19,106,726

				47,262,930
Health-care providers and services (0.1%)

China Pioneer Pharma Holdings, Ltd. (China)			2,829,000	2,198,173

				2,198,173
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)(S)			1,354,540	10,199,686

				10,199,686
Hotels, restaurants, and leisure (2.2%)

Hilton Worldwide Holdings, Inc.(NON)			479,100	13,874,736

Las Vegas Sands Corp.			104,300	5,515,384

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			991,000	20,236,220

Restaurant Brands International LP (Units) (Canada)(S)			4,381	171,318

Restaurant Brands International, Inc. (Canada)			444,919	18,143,797

Thomas Cook Group PLC (United Kingdom)(NON)			16,140,443	35,526,139

				93,467,594
Household durables (1.8%)

Panasonic Corp. (Japan)			1,981,500	28,405,150

PulteGroup, Inc.			2,043,652	39,442,484

Whirlpool Corp.			56,300	9,886,280

				77,733,914
Household products (0.3%)

Energizer Holdings, Inc.			80,600	11,011,572

				11,011,572
Independent power and renewable electricity producers (0.5%)

Calpine Corp.(NON)			388,600	8,475,366

NRG Energy, Inc.			498,000	12,569,520

				21,044,886
Industrial conglomerates (0.3%)

Siemens AG (Germany)			40,598	4,443,705

Toshiba Corp. (Japan)			2,024,000	8,094,143

				12,537,848
Insurance (2.5%)

American International Group, Inc.			236,500	13,312,585

Assured Guaranty, Ltd.			1,695,057	44,054,531

Genworth Financial, Inc. Class A(NON)			3,865,500	33,977,745

Hartford Financial Services Group, Inc. (The)			371,730	15,155,432

				106,500,293
Internet and catalog retail (3.6%)

Amazon.com, Inc.(NON)			151,700	63,984,026

Ctrip.com International, Ltd. ADR (China)(NON)			277,800	17,690,304

FabFurnish GmbH (acquired 8/2/13, cost $186) (Private) (Brazil)(F)(RES)(NON)			140	118

Global Fashion Holding SA (acquired 8/2/13, cost $9,259,308) (Private) (Brazil)(F)(RES)(NON)			218,573	5,098,421

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $186) (Private) (Brazil)(F)(RES)(NON)			140	118

New Middle East Other Assets GmbH (acquired 8/2/13, cost $76) (Private) (Brazil)(F)(RES)(NON)			57	48

Priceline Group, Inc. (The)(NON)			41,197	50,994,059

TripAdvisor, Inc.(NON)			229,700	18,488,553

				156,255,647
Internet software and services (13.1%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			1,014,943	82,504,716

AOL, Inc.(NON)			480,200	19,159,980

Baidu, Inc. ADR (China)(NON)			97,800	19,587,384

Facebook, Inc. Class A(NON)			2,026,181	159,602,277

Google, Inc. Class A(NON)			418,694	229,766,706

Monster Worldwide, Inc.(NON)(S)			3,363,351	19,810,137

Tencent Holdings, Ltd. (China)			424,000	8,756,638

Twitter, Inc.(NON)			282,400	11,002,304

Yahoo!, Inc.(NON)			290,700	12,373,646

				562,563,788
IT Services (2.8%)

MasterCard, Inc. Class A			220,500	19,891,305

Visa, Inc. Class A			1,484,800	98,071,040

				117,962,345
Life sciences tools and services (0.3%)

Agilent Technologies, Inc.			321,300	13,292,181

				13,292,181
Machinery (0.1%)

Manitowoc Co., Inc. (The)(S)			301,100	5,940,703

				5,940,703
Media (3.3%)

Charter Communications, Inc. Class A(NON)(S)			116,600	21,811,196

Comcast Corp. Class A			623,035	35,986,502

DISH Network Corp. Class A(NON)			406,913	27,531,734

Liberty Global PLC Ser. A (United Kingdom)(NON)			359,151	18,726,133

Lions Gate Entertainment Corp.			227,500	7,054,775

Time Warner Cable, Inc.			22,432	3,488,625

Time Warner, Inc.			185,255	15,637,375

Walt Disney Co. (The)			121,000	13,155,120

				143,391,460
Oil, gas, and consumable fuels (2.8%)

Anadarko Petroleum Corp.			163,100	15,347,710

EOG Resources, Inc.			132,100	13,071,295

EP Energy Corp. Class A(NON)(S)			428,092	6,322,919

Genel Energy PLC (United Kingdom)(NON)			2,135,744	20,586,985

Gulfport Energy Corp.(NON)			484,600	23,716,324

MarkWest Energy Partners LP			184,000	12,412,640

Pioneer Natural Resources Co.			25,700	4,440,446

Scorpio Tankers, Inc.			1,817,235	16,972,975

Whiting Petroleum Corp.(NON)			181,631	6,885,631

				119,756,925
Paper and forest products (0.7%)

Louisiana-Pacific Corp.(NON)(S)			1,173,800	17,888,712

Norbord, Inc. (Canada)(S)			596,400	12,031,808

				29,920,520
Personal products (0.4%)

Avon Products, Inc.(S)			1,526,072	12,468,008

Estee Lauder Cos., Inc. (The) Class A			82,200	6,682,038

				19,150,046
Pharmaceuticals (8.2%)

AbbVie, Inc.			406,500	26,284,290

Actavis PLC(NON)			278,207	78,693,632

Bristol-Myers Squibb Co.			333,100	21,228,463

Jazz Pharmaceuticals PLC(NON)(S)			660,201	117,977,919

Mylan NV(NON)			266,400	19,250,064

Pacira Pharmaceuticals, Inc.(NON)(S)			147,700	10,114,496

Perrigo Co. PLC			168,500	30,882,680

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			747,000	45,133,740

				349,565,284
Real estate investment trusts (REITs) (0.5%)

American Tower Corp.(R)			88,300	8,346,999

Hibernia REIT PLC (Ireland)(R)			8,391,188	11,563,251

				19,910,250
Real estate management and development (0.8%)

Kennedy-Wilson Holdings, Inc.			503,588	12,478,911

RE/MAX Holdings, Inc. Class A(AFF)			646,977	21,861,353

				34,340,264
Road and rail (1.2%)

Genesee & Wyoming, Inc. Class A(NON)(S)			139,386	12,955,929

Union Pacific Corp.			375,500	39,889,365

				52,845,294
Semiconductors and semiconductor equipment (5.1%)

Avago Technologies, Ltd.			88,400	10,332,192

Broadcom Corp. Class A			776,200	34,311,921

Canadian Solar, Inc. (Canada)(NON)(S)			595,493	21,080,452

Intel Corp.			554,600	18,052,230

Lam Research Corp.			211,300	15,970,054

Micron Technology, Inc.(NON)			2,814,654	79,176,217

NXP Semiconductor NV(NON)			103,100	9,909,972

ON Semiconductor Corp.(NON)			1,300,600	14,982,912

SunEdison, Inc.(NON)(S)			495,800	12,553,656

				216,369,606
Software (5.1%)

Autodesk, Inc.(NON)			106,800	6,069,444

Longtop Financial Technologies, Ltd. ADR (Hong Kong)(F)(NON)			478,830	—

Microsoft Corp.			1,031,400	50,167,296

Mobileye NV (Israel)(NON)(S)			618,506	27,746,179

Oracle Corp.			715,689	31,218,354

Salesforce.com, Inc.(NON)			910,800	66,324,456

TiVo, Inc.(NON)			2,475,300	27,352,065

Zynga, Inc. Class A(NON)(S)			3,020,137	7,399,336

				216,277,130
Specialty retail (1.6%)

Gap, Inc. (The)			220,300	8,732,692

Home Depot, Inc. (The)			385,800	41,272,884

Lowe's Cos., Inc.			240,700	16,574,602

				66,580,178
Technology hardware, storage, and peripherals (5.8%)

Apple, Inc.			1,738,047	217,516,582

Casetek Holdings, Ltd. (Taiwan)			1,831,000	11,108,607

Lenovo Group, Ltd. (China)			3,830,000	6,607,824

Western Digital Corp.			132,480	12,948,595

				248,181,608
Tobacco (0.4%)

Philip Morris International, Inc.			191,200	15,959,464

				15,959,464
Trading companies and distributors (0.4%)

HD Supply Holdings, Inc.(NON)			526,500	17,374,500

				17,374,500
Transportation infrastructure (0.2%)

Aena SA (Spain)(NON)			90,984	8,549,138

				8,549,138
Wireless telecommunication services (1.3%)

SoftBank Corp. (Japan)			313,800	19,610,447

Vodafone Group PLC ADR (United Kingdom)			1,042,900	36,710,081

				56,320,528

Total common stocks (cost $3,571,592,249)				$4,067,948,232

PURCHASED OPTIONS OUTSTANDING (0.9%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Alibaba Group Holding, Ltd. ADR (Call)	Jul-15/$100.00		$673,715	$414,874

Alibaba Group Holding, Ltd. ADR (Call)	Jul-15/90.00		195,520	368,301

Alibaba Group Holding, Ltd. ADR (Call)	Jul-15/110.00		195,520	46,070

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/110.00		518,358	883,349

Coca-Cola Co. (The) (Call)	Aug-15/50.00		1,725,294	59,074

Huntsman Corp. (Call)	May-15/16.00		1,677,536	11,830,655

L-3 Communications Holdings, Inc. (Call)	May-15/105.00		234,500	2,235,020

Michael Kors Holdings, Ltd. (Call)	Jun-15/70.00		1,095,370	602,245

Michael Kors Holdings, Ltd. (Call)	May-15/50.00		634,115	7,526,945

Pandora Media, Inc. (Call)	May-15/11.00		1,184,652	8,109,654

Powershares QQQ Trust Ser. 1 (Call)	May-15/110.00		590,598	4,425

Powershares QQQ Trust Ser. 1 (Call)	May-15/111.00		2,117,825	3,812

Qihoo 360 Technology Co., Ltd. (Call)	May-15/40.00		266,909	5,418,787

SPDR S&P 500 ETF Trust (Call)	May-15/214.00		4,176,802	414,756

SPDR S&P 500 ETF Trust (Call)	May-15/214.50		9,357,265	392,069

SPDR S&P 500 ETF Trust (Call)	May-15/215.00		2,591,987	207,359

SPDR S&P 500 ETF Trust (Call)	May-15/215.00		941,945	2,637

SPDR S&P 500 ETF Trust (Call)	May-15/214.00		3,331,084	600

SPDR S&P 500 ETF Trust (Call)	May-15/214.50		8,998,270	540

SPDR S&P 500 ETF Trust (Call)	May-15/215.00		5,625,444	281

SPDR S&P 500 ETF Trust (Call)	May-15/214.00		1,036,258	187

SPDR S&P 500 ETF Trust (Call)	May-15/216.00		9,975,019	10

Wynn Resorts, Ltd. (Call)	May-15/110.00		232,915	866,068

Total purchased options outstanding (cost $49,269,636)				$39,387,718

WARRANTS (0.8%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	3/24/16	$0.00	1,273,300	$11,700,860

Wells Fargo & Co.(W)	10/28/18	34.01	813,312	17,209,682

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	1,087,400	4,577,290

Total warrants (cost $20,499,491)				$33,487,832

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
			Shares	Value

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)			9,434	$9,440,226

Oportun Financial Corp. Ser. H, 8.00 % cv. pfd. (acquired 2/6/15, cost $6,422,373) (Private)(F)(RES)(NON)			2,255,601	5,780,135

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $18,899,994) (Private)(F)(RES)(NON)			567,268	17,009,995

Total convertible preferred stocks (cost $34,756,367)				$32,230,356

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

iShares Dow Jones U.S. Home Construction Index Fund(S)			156,300	$4,051,296

Market Vectors Junior Gold Miners ETF(S)			719,200	17,936,848

SPDR S&P Regional Banking ETF(S)			185,972	7,645,309

Total investment companies (cost $29,396,842)				$29,633,453

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 3/8s, June 30, 2015(i)			$358,000	$358,647

Total U.S. treasury obligations (cost $358,647)				$358,647

SHORT-TERM INVESTMENTS (13.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)		Shares	421,633,316	$421,633,316

Putnam Short Term Investment Fund 0.07%(AFF)		Shares	94,876,908	94,876,908

SSgA Prime Money Market Fund Class N 0.03%(P)		Shares	38,217,000	38,217,000

U.S. Treasury Bills with an effective yield of 0.02%, July 2, 2015			$630,000	629,997

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015			120,000	119,999

Total short-term investments (cost $555,477,205)				$555,477,220

TOTAL INVESTMENTS

Total investments (cost $4,261,350,437)(b)				$4,758,523,458

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $238,959,948) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	6/17/15	$46,679,500	$46,288,004	$(391,496)
	Euro	Sell	6/17/15	35,038,130	37,558,069	2,519,939
	Japanese Yen	Sell	5/20/15	79,216,486	81,163,599	1,947,113
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/15/15	28,312,463	27,119,262	(1,193,201)
UBS AG
	British Pound	Sell	6/17/15	45,497,908	46,831,014	1,333,106

Total						$4,215,461

WRITTEN OPTIONS OUTSTANDING at 4/30/15 (premiums $1,915,848) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Alibaba Group Holding ADR (Call)	Jul-15/$100.00	$391,040	$241,718
Alibaba Group Holding ADR (Call)	Jul-15/120.00	673,715	78,205
Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/130.00	518,358	300,699
Coca-Cola Co. (The) (Call)	Aug-15/55.00	1,725,294	15,093
Michael Kors Holdings, Ltd. (Call)	Jun-15/80.00	1,095,370	70,370
SPDR S&P 500 ETF Trust (Call)	May-15/215.50	9,357,265	155,892
SPDR S&P 500 ETF Trust (Call)	May-15/215.50	8,998,270	360
SPDR S&P 500 ETF Trust (Call)	May-15/216.00	2,072,278	2

Total			$862,339

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	749,952	$—	7/31/15	(3 month USD-LIBOR-BBA plus 32 bp)	A basket (DBPTMATR) of common stocks	$(507,724)
JPMorgan Chase Bank N.A.
baskets	129,810	—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	(4,848)
baskets	42,385	—	7/16/15	(3 month USD-LIBOR-BBA minu 20 bp)	A basket (JPCMPTMD) of common stocks	(1,583)

Total		$—	$(514,155)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis points
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,282,573,775.
(b)	The aggregate identified cost on a tax basis is $4,271,476,994, resulting in gross unrealized appreciation and depreciation of $657,407,937 and $170,361,473, respectively, or net unrealized appreciation of $487,046,464.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $27,888,835, or 0.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$ 218,450,175	$ 1,324,490,931	$ 1,448,064,198	$ 63,864	$ 94,876,908
	ITT Educational Services, Inc.	26,697,942	2,795,871	838,092	—	11,301,096
	RE/MAX Holdings, Inc. Class A†	—	2,689,086	—	1,051,338	21,861,353
	Totals	$245,148,117	$1,329,975,888	$1,448,902,290	$1,115,202	$128,039,357
* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
† Security was only in affiliation for a portion of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $421,633,316 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $397,670,327. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $5,113,764 to cover certain derivative contracts and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $17,687,520 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,199,632 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$524,217,706	$99,044,493	$5,098,705
Consumer staples	74,352,444	4,506,241	—
Energy	162,752,927	31,365,135	—
Financials	348,002,992	20,377,075	—
Health care	814,018,365	2,198,173	—
Industrials	341,602,736	43,933,738	—
Information technology	1,354,964,168	36,693,805	—
Materials	114,584,349	—	—
Telecommunication services	36,710,081	19,610,447	—
Utilities	33,914,652	—	—
Total common stocks	3,805,120,420	257,729,107	5,098,705
Convertible preferred stocks	9,440,226	—	22,790,130
Investment companies	29,633,453	—	—
Purchased options outstanding	—	39,387,718	—
U.S. treasury obligations	—	358,647	—
Warrants	17,209,682	16,278,150	—
Short-term investments	133,093,908	422,383,312	—

Totals by level	$3,994,497,689	$736,136,934	$27,888,835

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$4,215,461	$—
Written options outstanding	—	(862,339)	—
Total return swap contracts	—	(514,155)	—

Totals by level	$—	$2,838,967	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$5,800,158	$1,584,697
Equity contracts	72,875,550	1,376,494

Total	$78,675,708	$2,961,191

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$39,900,000
Written equity option contracts (contract amount)		$25,800,000
Forward currency contracts (contract amount)		$418,400,000
OTC total return swap contracts (notional)		$64,400,000
Warrants (number of warrants)		10,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	—
	Forward currency contracts#	—	—	4,467,052	—	—	—	—	—	1,333,106	5,800,158
	Purchased options#	6,699,611	12,701,475	—	11,228,220	1,023,568	—	540	—	7,734,304	39,387,718

	Total Assets	$6,699,611	$12,701,475	$4,467,052	$11,228,220	$1,023,568	$—	$540	$—	$9,067,410	$45,187,876

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	507,724	—	6,431	—	—	—	514,155
	Forward currency contracts#	—	—	391,496	—	—	—	—	1,193,201	—	1,584,697
	Written options#	—	412,705	—	300,699	148,575	—	360	—	—	862,339

	Total Liabilities	$—	$412,705	$391,496	$808,423	$148,575	$6,431	$360	$1,193,201	$—	$2,961,191

	Total Financial and Derivative Net Assets	$6,699,611	$12,288,770	$4,075,556	$10,419,797	$874,993	$(6,431)	$180	$(1,193,201)	$9,067,410	$42,226,685
	Total collateral received (pledged)##†	$6,699,611	$12,019,000	$4,075,556	$10,419,797	$874,993	$—	$180	$—	$9,067,410
	Net amount	$—	$269,770	$—	$—	$—	$(6,431)	$—	$(1,193,201)	$—

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015